Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Cost
Cost Balance, at Beginning	S/ 98,391	S/ 109,517	S/ 119,977
Additions	21,567	13,931	12,075
Disposals		(364)	(23,648)
Translations adjustments	(240)	(493)	1,113
Cost Balance, at Ending	119,495	98,391	109,517
Accumulated depreciation and impairment
Accumulated depreciation and impairment Balance, at Beginning	(50,674)	(44,999)	(29,396)
Depreciation charge	(18,709)	(23,699)	(17,531)
Disposals		364	2,107
Translations adjustments	128	92	(179)
Accumulated depreciation and impairment Balance, at Ending	(69,288)	(50,674)	(44,999)
Carrying amounts, at Beginning				S/ 90,581
Carrying amounts, at Ending	50,207	47,717	64,518
Deconsolidation		(24,167)
Reclassifications		(33)
Others adjustments	(223)
Deconsolidation		17,535
Reclassifications		33
Others adjustments	(33)
Buildings [Member]
Cost
Cost Balance, at Beginning	61,596	75,849	80,550
Additions	6,295	8,260	6,681
Disposals		(364)	(12,441)
Translations adjustments	(240)	(443)	1,059
Cost Balance, at Ending	67,463	61,596	75,849
Accumulated depreciation and impairment
Accumulated depreciation and impairment Balance, at Beginning	(21,824)	(24,980)	(13,568)
Depreciation charge	(9,672)	(12,589)	(13,211)
Disposals		364	1,978
Translations adjustments	128	92	(179)
Accumulated depreciation and impairment Balance, at Ending	(31,436)	(21,824)	(24,980)
Carrying amounts, at Beginning				66,982
Carrying amounts, at Ending	36,027	39,772	50,869
Deconsolidation		(21,117)
Reclassifications		(589)
Others adjustments	(188)
Deconsolidation		14,701
Reclassifications		588
Others adjustments	(68)
Machinery and equipments [Member]
Cost
Cost Balance, at Beginning	19,671	19,344	18,597
Additions	6,344	317	876
Disposals			(129)
Translations adjustments
Cost Balance, at Ending	26,458	19,671	19,344
Accumulated depreciation and impairment
Accumulated depreciation and impairment Balance, at Beginning	(16,613)	(12,604)	(6,899)
Depreciation charge	(4,169)	(5,355)	(5,834)
Disposals			129
Translations adjustments
Accumulated depreciation and impairment Balance, at Ending	(20,841)	(16,613)	(12,604)
Carrying amounts, at Beginning				11,698
Carrying amounts, at Ending	5,617	3,058	6,740
Deconsolidation
Reclassifications	443	10
Others adjustments
Deconsolidation
Reclassifications	(59)	1,346
Others adjustments
Vehicles [Member]
Cost
Cost Balance, at Beginning	17,124	14,324	20,830
Additions	8,928	5,354	4,518
Disposals			(11,078)
Translations adjustments		(50)	54
Cost Balance, at Ending	25,574	17,124	14,324
Accumulated depreciation and impairment
Accumulated depreciation and impairment Balance, at Beginning	(12,237)	(7,415)	(8,929)
Depreciation charge	(4,868)	(5,755)	1,514
Disposals
Translations adjustments
Accumulated depreciation and impairment Balance, at Ending	(17,011)	(12,237)	(7,415)
Carrying amounts, at Beginning				S/ 11,901
Carrying amounts, at Ending	8,563	4,887	S/ 6,909
Deconsolidation		(3,050)
Reclassifications	(443)	546
Others adjustments	(35)
Deconsolidation		2,834
Reclassifications	59	S/ (1,901)
Others adjustments	S/ 35